Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Companies Commitments

A summary of the Company’s commitments is as follows:

	December 31,
	2013	2012
Commitments to extend credit	$3,909,000	$4,733,000
Financial standby letters of credit	566,000	503,000
Other standby letters of credit	80,000	488,000
	$4,555,000	$5,724,000